Cash Generated from Operations - Summary of Cash Generated from Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Profit for the year	£ 266	£ 590	£ 408
Adjustments for:
Income tax	(34)	(92)	13
Depreciation	123	66	90
Amortisation and impairment of acquired intangibles and goodwill	151	99	138
Amortisation of software	115	88	85
Net finance costs	43	55	30
Charges relating to GMP equalisation		8
Share of results of joint ventures and associates	(54)	(44)	(78)
Profit on disposal of subsidiaries, associates, investments and fixed assets	(9)	(315)	(116)
Net profit on disposal of right-of-use assets held under leases	(4)
Net foreign exchange adjustment from transactions	(21)	28	(26)
Investment income	(2)
Share-based payment costs	25	37	33
Pre-publication	(55)	(37)	(35)
Inventories	(20)	(10)	24
Trade and other receivables	59	(15)	133
Trade and other liabilities	(157)	35	6
Retirement benefit obligations	5	(9)	(232)
Provisions for other liabilities and charges	49	63	(11)
Net cash generated from operations	£ 480	£ 547	£ 462